Schedule of investment in associate and investment (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Investment in associate and investment at FVTPL	$ 2,629,851	$ 2,629,851
Ending balance	2,629,851
Fair Value Through Profit Or Loss [Member]
IfrsStatementLineItems [Line Items]
Investment in associate and investment at FVTPL	2,629,851	$ 2,629,851
Beginning balance
Share of loss in One Up
Discontinue use of equity method on retained interest in former associate	2,048,039
Change in fair value of investment	581,812
Ending balance	2,629,851
Investment in associate [member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Investment in associate and investment at FVTPL
Beginning balance	2,052,008
Share of loss in One Up	(103,930)
Discontinue use of equity method on retained interest in former associate	(1,948,078)
Change in fair value of investment
Ending balance